GOING CONCERN (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern [Abstract]
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 14,851,172	$ 13,475,848	$ 11,356,142